Document and Entity Information	Sep. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	0001227155
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 29, 2016
Prospectus Date	Mar. 01, 2016
Government Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGAXX
Government Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVAXX
Government Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIXX
Government Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MVIXX
Government Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MGIPXX
Government Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSVXX
Government Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MCHXX